Prudential Investment Portfolios, Inc. 17
Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102
December 29, 2014
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:	497(j) Filing for Prudential Investment Portfolios, Inc. 17
Registration numbers 33-55441 and 811-07215
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on December 24, 2014.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-802-6469.
Very truly yours,
/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary